Note 8 - Loans Payable	9 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
8.	LOANS PAYABLE

	September 30 201 8	December 31 2017
Loans payable, interest bearing at 12% per annum with monthly interest payments, due on demand (i)	$195,000	$300,000
	$195,000	$300,000

(i)	The Company received an unsecured short-term loan during the period. Included in loans payable are loans amounting to $90,000 ( 2017 – $Nil ) from related parties as disclosed in Note 17.